Loans to Customers at amortized cost (Details) - Schedule of changes in allowances for loan losses - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Loans to Customers at amortized cost (Details) - Schedule of changes in allowances for loan losses [Line Items]
Balance	$ 836,107	$ 649,233
Charge-offs	(241,221)	(332,978)
Sales or transfers of credits	(15,477)	(107)
Allowances (released) established, net	94,087	519,959
Balance	673,496	836,107
Commercial
Loans to Customers at amortized cost (Details) - Schedule of changes in allowances for loan losses [Line Items]
Balance	481,390	254,801
Charge-offs	(84,135)	(69,193)
Sales or transfers of credits	(15,477)	(107)
Allowances (released) established, net	(62,937)	295,889
Balance	318,841	481,390
Mortgage
Loans to Customers at amortized cost (Details) - Schedule of changes in allowances for loan losses [Line Items]
Balance	34,652	43,708
Charge-offs	(10,712)	(13,663)
Sales or transfers of credits
Allowances (released) established, net	15,046	4,607
Balance	38,986	34,652
Consumer
Loans to Customers at amortized cost (Details) - Schedule of changes in allowances for loan losses [Line Items]
Balance	320,065	350,724
Charge-offs	(146,374)	(250,122)
Sales or transfers of credits
Allowances (released) established, net	141,978	219,463
Balance	$ 315,669	$ 320,065